ProFunds
                         Supplement Dated July 29, 1999
                       To The Prospectus Dated May 1, 1999

The following replaces page 16 of the Prospectus:

Expense Examples
The following examples illustrate the expenses you would have incurred on a $10,000 investment in each Benchmark ProFund, and are intended to help you compare the cost of investing in the Benchmark ProFunds compared to other mutual funds. It assumes that you invested for the time periods shown and redeemed all of your shares at the end of each period, that each ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant ( 1 year examples for Bull and Bear ProFunds reflect current fee waivers). Because these examples are hypothetical and for comparison only, your actual costs will be different.

Investor Class Expense Examples

                                   1 year             3 years              5 years              10 years
    UltraBull ProFund               $132                $412                $713                 $1,568
    UltraOTC ProFund                $127                $397                $686                 $1,511
    Bull ProFund                    $142                $545                $939                 $2,041
    Bear ProFund                    $142                $597               $1,026                $2,222
    UltraBear ProFund               $136                $425                $734                 $1,613
    UltraShort OTC ProFund          $146                $452                $782                 $1,713
    UltraEurope ProFund(1)          $151                $468                 N/A                  N/A
    UltraShort Europe ProFund(1)    $151                $468                 N/A                  N/A

Service Class Expense Examples

                                   1 year             3 years              5 years              10 years
    UltraBull ProFund               $232                $715               $1,225                $2,626
    UltraOTC ProFund                $237                $730               $1,250                $2,676
    Bull ProFund                    $246                $859               $1,464                $3,099
    Bear ProFund                    $242                $898               $1,528                $3,223
    UltraBear ProFund               $235                $724               $1,240                $2,656
    UltraShort OTC ProFund          $250                $770               $1,316                $2,806
    UltraEurope ProFund(1)          $251                $773                 N/A                  N/A
    UltraShort Europe ProFund(1)    $251                $773                 N/A                  N/A

(1) The Securities and Exchange Commission requires that these ProFunds estimate expenses for one and three years, only.